CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total revenue	$ 305,681	$ 532,874
Operating expenses
Research and development expenses	(95,256)	(144,633)
Selling expenses	(27,351)	(26,423)
Administrative expenses	(30,460)	(41,840)
Total operating expenses	(333,202)	(421,220)
(Loss)/income from operations	(27,521)	111,654
Other income, net	22,765	25,434
(Loss)/income before income taxes and equity in earnings of an equity investee	(4,756)	137,088
Income tax expense	(2,886)	(2,730)
Equity in earnings of an equity investee, net of tax	33,807	35,110
Net income	26,165	169,468
Less: Net income attributable to non-controlling interests	(364)	(917)
Net income attributable to the Company	$ 25,801	$ 168,551
Earnings per share attributable to the Company - basic (US$ per share)	$ 0.03	$ 0.20
Earnings per share attributable to the Company - diluted (US$ per share)	$ 0.03	$ 0.19
Number of shares used in per share calculation-basic (in shares)	856,030,704	846,928,863
Number of shares used in per share calculation-diluted (in shares)	872,534,466	866,990,610
Third parties
Revenue
Total revenue	$ 303,443	$ 528,376
Related parties
Revenue
Total revenue	2,238	4,498
Goods | Third parties
Revenue
Total revenue	204,574	209,247
Operating expenses
Cost of goods and services	(151,681)	(182,380)
Goods | Related parties
Revenue
Total revenue	2,002	4,252
Operating expenses
Cost of goods and services	(987)	(2,536)
Services -commercialization
Revenue
Total revenue	28,222	25,359
Services -commercialization | Third parties
Revenue
Total revenue	28,222	25,359
Operating expenses
Cost of goods and services	(27,467)	(23,408)
Services -collaboration research and development
Revenue
Total revenue	35,740	28,718
Services -collaboration research and development | Third parties
Revenue
Total revenue	35,740	28,718
Services -research and development
Revenue
Total revenue	236	246
Services -research and development | Related parties
Revenue
Total revenue	236	246
Other collaboration revenue -royalties
Revenue
Total revenue	34,907	14,982
Other collaboration revenue -royalties | Third parties
Revenue
Total revenue	$ 34,907	14,982
Other collaboration revenue -licensing
Revenue
Total revenue		250,070
Other collaboration revenue -licensing | Third parties
Revenue
Total revenue		$ 250,070